UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Short Duration Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 36.4%
Consumer Discretionary 1.1%
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	36,138
Beam, Inc., 6.375%, 6/15/2014	2,611,000	2,814,444
Cablevision Systems Corp., 7.75%, 4/15/2018	475,000	528,437
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	977,175
7.125%, 2/1/2016	50,000	56,000
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,996,820
Kia Motors Corp., 144A, 3.625%, 6/14/2016	3,000,000	3,144,723
Limited Brands, Inc., 6.9%, 7/15/2017	405,000	464,737
News America, Inc., 7.6%, 10/11/2015	5,000,000	5,869,665
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	400,000	453,000
Videotron Ltd., 9.125%, 4/15/2018	15,000	15,975

		19,357,114
Consumer Staples 0.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (a)	635,000	636,051
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	1,000,875
Safeway, Inc., 3.4%, 12/1/2016 (a)	3,800,000	3,924,325
Smithfield Foods, Inc., 7.75%, 7/1/2017	30,000	34,950
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,467,698

		13,063,899
Energy 2.0%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,461,067
El Paso LLC:
7.0%, 6/15/2017	100,000	114,234
7.25%, 6/1/2018	35,000	40,454
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014	3,940,000	4,265,271
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,245,629
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,319,543
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	9,000,000	9,585,000
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	94,950
Plains Exploration & Production Co., 7.625%, 6/1/2018	35,000	36,837
Quicksilver Resources, Inc., 8.25%, 8/1/2015	600,000	555,000
Transocean, Inc.:
2.5%, 10/15/2017	2,000,000	2,021,040
4.95%, 11/15/2015	5,000,000	5,474,625

		36,213,650
Financials 23.1%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	5,950,000	6,173,768
Akbank TAS, 144A, 3.875%, 10/24/2017 (a)	3,150,000	3,239,208
Ally Financial, Inc., 8.3%, 2/12/2015	1,000,000	1,113,750
American International Group, Inc.:
3.8%, 3/22/2017	4,120,000	4,459,216
4.25%, 9/15/2014	4,500,000	4,740,295
American Tower Corp., (REIT), 4.625%, 4/1/2015	3,530,000	3,752,245
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017	3,635,000	3,709,612
144A, 9.375%, 4/8/2014	4,690,000	5,155,811
Asian Development Bank, 1.125%, 3/15/2017 (a)	7,000,000	7,127,113
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015 (a)	6,665,000	6,707,656
Banco Bradesco SA, 144A, 2.41% **, 5/16/2014	11,485,000	11,569,541
Banco de Credito del Peru, 144A, 4.75%, 3/16/2016	3,500,000	3,692,500
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017 (a)	8,000,000	8,152,456
Banco del Estado de Chile, 2.03%, 4/2/2015	7,000,000	7,147,777
Banco do Brasil SA, 3.875%, 1/23/2017 (a)	7,000,000	7,315,000
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015	2,150,000	2,225,250
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017	5,000,000	5,117,500
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017	3,000,000	3,172,500
Bangkok Bank PCL, 144A, 2.75%, 3/27/2018	3,000,000	3,034,158
Bank of America Corp., Series L, 1.733% **, 1/30/2014	6,000,000	6,050,106
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017 (a)	10,570,000	11,009,712
Barclays Bank PLC, 144A, 2.5%, 9/21/2015 (a)	8,360,000	8,701,832
BB&T Corp., 1.013% **, 4/28/2014	5,000,000	5,031,415
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	6,950,000	7,125,953
BNP Paribas SA:
2.375%, 9/14/2017	2,460,000	2,495,294
3.059% **, 12/20/2014	4,647,000	4,804,287
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	400,000	425,000
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,027,369
Commonwealth Bank of Australia, 144A, 1.561% **, 3/31/2017	14,000,000	13,988,534
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	10,497,380
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015	9,000,000	9,327,897
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,630,919
Export-Import Bank of Korea, 4.125%, 9/9/2015	6,857,000	7,375,334
Ford Motor Credit Co., LLC:
3.984%, 6/15/2016	5,500,000	5,840,043
8.0%, 12/15/2016	5,000,000	6,037,340
General Electric Capital Corp., 5.0%, 5/15/2016	7,600,000	8,275,876
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	2,400,000	2,568,000
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	5,590,000	5,924,047
Hartford Financial Services Group, Inc., 4.0%, 10/15/2017	7,000,000	7,646,814
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	3,742,000	3,951,447
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,704,044
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,236,042
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014 (a)	3,840,000	3,944,206
ING Bank NV:
144A, 1.358% **, 3/15/2013	4,500,000	4,506,746
144A, 2.0%, 9/25/2015	4,375,000	4,407,375
KazMunaiGaz Finance Sub BV, 144A, 11.75%, 1/23/2015	8,000,000	9,550,000
KeyCorp, Series H, 6.5%, 5/14/2013	5,855,000	5,980,672
Korea Development Bank, 4.0%, 9/9/2016	3,138,000	3,392,702
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017	2,581,000	2,959,117
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015 (a)	5,775,000	6,005,376
Morgan Stanley, 6.0%, 5/13/2014	3,750,000	3,971,138
Murray Street Investment Trust I, 4.647%, 3/9/2017	9,500,000	10,275,646
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,553,732
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017	8,000,000	8,271,200
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,587,037
Pentair Finance SA, 144A, 1.875%, 9/15/2017	1,500,000	1,504,409
Petrobras International Finance Co., 6.125%, 10/6/2016	9,500,000	10,736,330
Prudential Financial, Inc., 6.2%, 1/15/2015	2,770,000	3,059,135
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017	1,500,000	1,710,000
RCI Banque SA, 144A, 4.6%, 4/12/2016	7,780,000	8,170,766
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	4,000,000	4,218,240
SLM Corp., 3.5% **, 7/1/2014	2,170,000	2,175,989
Svensk Exportkredit AB, 2.125%, 7/13/2016	9,185,000	9,545,364
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,928,420
6.175%, 6/18/2014	3,150,000	3,320,100
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014	2,825,000	3,006,501
TNK-BP Finance SA, Series 2, 144A, 7.5%, 7/18/2016	6,000,000	6,945,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017	2,000,000	2,165,000
UBS AG, 144A, 2.25%, 3/30/2017	6,665,000	6,890,204
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020	460,000	492,775
Vale Overseas Ltd., 6.25%, 1/23/2017	7,000,000	8,054,144
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	914,813
Westpac Banking Corp., 144A, 1.375%, 7/17/2015 (a)	11,475,000	11,644,830
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017	9,000,000	9,478,008

		420,645,016
Health Care 1.0%
AbbVie, Inc., 144A, 1.75%, 11/6/2017	8,135,000	8,223,484
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	5,024,894
HCA, Inc., 7.25%, 9/15/2020	850,000	941,375
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	2,640,000	2,709,810
Watson Pharmaceuticals, Inc., 1.875%, 10/1/2017	1,050,000	1,063,807

		17,963,370
Industrials 1.7%
ADT Corp., 144A, 2.25%, 7/15/2017	2,560,000	2,539,668
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,847,656
BE Aerospace, Inc., 6.875%, 10/1/2020	315,000	350,438
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	5,600,000	5,978,045
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017 (a)	5,500,000	5,495,897
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,177,815
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016	6,500,000	6,910,475
United Rentals North America, Inc.:
144A, 5.75%, 7/15/2018	70,000	75,425
9.25%, 12/15/2019	380,000	433,200

		30,808,619
Information Technology 0.3%
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018	3,000,000	3,094,722
Xerox Corp., 5.65%, 5/15/2013	2,830,000	2,878,518

		5,973,240
Materials 1.5%
ArcelorMittal:
5.0%, 2/25/2017 (a)	5,680,000	5,733,364
9.5%, 2/15/2015	5,000,000	5,564,170
Ball Corp., 6.75%, 9/15/2020	850,000	937,125
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018	1,165,000	1,172,553
Crown Americas LLC, 7.625%, 5/15/2017	850,000	897,813
Evraz Group SA, 144A, 7.4%, 4/24/2017	3,500,000	3,692,500
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,752,913
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	969,000
Southern Copper Corp., 6.375%, 7/27/2015	2,000,000	2,220,424
Teck Resources Ltd., 2.5%, 2/1/2018	2,770,000	2,827,635

		27,767,497
Telecommunication Services 1.1%
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	5,440,000	5,671,836
Digicel Ltd., 144A, 12.0%, 4/1/2014	600,000	652,500
Frontier Communications Corp.:
6.625%, 3/15/2015 (a)	600,000	651,000
8.125%, 10/1/2018	850,000	977,500
iPCS, Inc., 2.438% **, 5/1/2013	30,000	29,925
Telefonica Emisiones SAU, 6.421%, 6/20/2016	5,000,000	5,532,500
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017 (a)	5,275,000	5,644,250
Windstream Corp., 7.0%, 3/15/2019	60,000	61,350

		19,220,861
Utilities 3.9%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017	5,785,000	6,782,912
AES Corp.:
7.75%, 10/15/2015	380,000	426,550
8.0%, 6/1/2020	40,000	46,000
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,700,782
American Electric Power Co., Inc., 1.65%, 12/15/2017	770,000	772,698
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,510,175
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014	7,020,000	7,431,891
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,462,371
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,777,739
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015	8,000,000	9,040,000
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,180,691
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	5,068,775
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	8,964,009
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015	5,500,000	5,743,089
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,348,185

		71,255,867

Total Corporate Bonds (Cost $635,972,641)		662,269,133
Mortgage-Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027	4,401,418	4,690,089
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	50,884,195	54,510,222
4.5%, 4/1/2023	2,532,317	2,727,385
5.0%, 9/1/2023	1,603,627	1,745,072
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	1,200,222	1,285,550
6.0%, with various maturities from 1/15/2022 until 11/20/2038	2,180,363	2,342,937
6.5%, with various maturities from 8/20/2038 until 2/20/2039	4,140,671	4,530,315
9.5%, with various maturities from 12/15/2016 until 7/15/2020	973	1,061

Total Mortgage-Backed Securities Pass-Throughs (Cost $70,554,414)		71,832,631
Asset-Backed 5.1%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017	4,900,000	5,161,033
"D", Series 2011-1, 4.26%, 2/8/2017	5,500,000	5,849,701

		11,010,734
Credit Card Receivables 1.2%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	12,811,000	13,820,058
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,144,471

		21,964,529
Home Equity Loans 2.8%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	664,285	645,852
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,551,301	511,929
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.349% **, 1/15/2037	6,105,974	4,759,014
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 4.274% **, 12/25/2036	3,162,496	2,007,454
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	55,123	51,372
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.47% **, 11/25/2036	5,420,292	5,096,246
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	719,793	696,246
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.255% **, 8/20/2029	45,567	45,006
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.58% **, 9/25/2036	8,560,991	8,222,164
Novastar Home Equity Loan, "M3", Series 2004-3, 1.26% **, 12/25/2034	4,982,255	4,903,322
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 0.84% **, 2/25/2035	10,000,000	9,858,850
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052	8,163,450	8,163,450
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031	3,501,312	3,569,791
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026	3,731,534	3,551,062

		52,081,758
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040	1,005,648	1,117,589
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.065% **, 7/25/2039	5,500,000	4,829,226
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	2,758,093	2,801,102

Total Asset-Backed (Cost $94,277,587)		93,804,938
Commercial Mortgage-Backed Securities 11.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.857% **, 7/10/2044	6,250,000	6,437,250
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.509% **, 11/15/2015	9,154,822	9,135,954
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	1,201,980	1,204,365
"B", Series 2005-2, 5.113% **, 7/10/2043	5,000,000	5,312,515
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 4.043% ***, 3/25/2037	40,691,896	1,585,425
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,539,085
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	10,022,796
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	2,548,837	2,585,240
Commercial Mortgage Pass-Through Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	836,502	836,318
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	9,847,884
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	4,000,000	4,031,852
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	10,103,461
"B", Series 2005-C5, 5.1%, 8/15/2038	3,500,000	3,541,916
First Union National Bank Commercial Mortgage, "M", Series 2001-C4, 144A, 6.0%, 12/12/2033	3,500,000	3,505,450
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	7,967,167	8,414,699
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	4,000,000	4,025,484
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	4,679,165	4,689,333
"A2", Series 2005-GG5, 5.117%, 4/10/2037	435,250	435,549
"A2", Series 2007-GG9, 5.381%, 3/10/2039	5,911,526	6,100,648
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,379,818	3,560,722
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	3,500,000	3,812,462
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,287,500	3,575,774
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	10,542,154
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,500,000	1,649,172
"F", Series 2003-ML1A, 144A, 5.609% **, 3/12/2039	3,500,000	3,509,086
"A4", Series 2006-LDP7, 5.872% **, 4/15/2045	9,380,000	10,794,617
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	471,335	479,249
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,775,705
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	10,199,774
"A3", Series 2004-C4, 5.383% **, 6/15/2029	1,387,641	1,415,228
"E", Series 2000-C5, 7.29%, 12/15/2032	4,000,000	3,853,260
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	10,367,161
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025	1,500,000	1,505,762
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042	2,000,000	2,102,520
"A4", Series 2005-C22, 5.293% **, 12/15/2044	9,380,000	10,459,779
"A2", Series 2007-C32, 5.732% **, 6/15/2049	3,113,425	3,193,178
WF-RBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	4,265,481	4,284,859

Total Commercial Mortgage-Backed Securities (Cost $197,544,571)		200,435,686
Collateralized Mortgage Obligations 6.0%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.15% **, 1/25/2035	1,607,293	1,584,937
"5A12", Series 2004-4, 1.17% **, 3/25/2035	1,245,408	1,243,600
"7A12", Series 2004-2, 1.21% **, 2/25/2035	1,700,802	1,738,214
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033	2,055,336	2,093,246
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	1,860,030	1,898,172
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.651% **, 10/20/2032	103,520	102,443
"2A3", Series 2005-J, 3.102% **, 11/25/2035	927,154	814,653
"2A8", Series 2003-J, 3.172% **, 11/25/2033	1,516,955	1,540,413
"A15", Series 2006-2, 6.0%, 7/25/2046	77,019	67,027
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.409% **, 1/25/2034	3,099,509	3,118,544
Chase Mortgage Finance Corp., "A25", Series 2005-S2, 5.5%, 10/25/2035	885,778	896,312
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-4, 5.0%, 7/25/2035	2,278,962	2,322,139
"3A1", Series 2005-1, 5.25%, 2/25/2035	101,588	101,377
"1A1", Series 2005-7, 5.5%, 10/25/2035	1,487,663	1,488,273
"1A2", Series 2006-5, 6.0%, 10/25/2036	594,943	598,305
Countrywide Alternative Loan Trust, "1A1", Series 2005-J4, 0.5% **, 7/25/2035	658,774	652,969
Countrywide Home Loan Mortgage Pass Through Trust:
"1A7", Series 2005-6, 5.0%, 4/25/2035	367,846	369,600
"1A1", Series 2005-J3, 5.5%, 9/25/2035	221,638	221,362
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	5,573,455	5,639,907
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.46% **, 8/28/2047	7,385,456	7,317,780
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.76% **, 2/25/2048	1,881,755	1,883,245
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 3.45% **, 2/15/2038	2,319,436	2,394,718
"BT", Series 2448, 6.0%, 5/15/2017	1,303	1,367
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	1,091,318	37,325
"1A6", Series 2007-W8, 6.458% **, 9/25/2037	5,395,734	6,161,724
"Z", Series G92-61, 7.0%, 10/25/2022	468,017	536,736
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2005-1, 5.0%, 3/25/2035	103,184	102,800
Government National Mortgage Association:
"AB", Series 2008-30, 4.2%, 2/20/2037	2,477,833	2,552,384
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039	4,223,935	705,863
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040	5,674,555	900,810
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040	6,671,649	1,111,422
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	2,997,999	477,929
GSR Mortgage Loan Trust:
"2A2", Series 2006-AR1, 2.774% **, 1/25/2036	3,597,504	3,557,629
"3A15", Series 2005-6F, 5.5%, 7/25/2035	456,826	461,685
JPMorgan Alternative Loan Trust, "A2", Series 2006-A4, 5.95%, 9/25/2036	816,597	816,082
JPMorgan Mortgage Trust:
"1A2", Series 2005-A7, 3.059% **, 10/25/2035	2,629,052	2,634,736
"6A1", Series 2005-A6, 3.115% **, 8/25/2035	3,791,230	3,811,964
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	2,642,046	2,670,646
Mastr Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018	761,332	770,893
"3A2", Series 2003-1, 5.0%, 2/25/2018	1,200,577	1,244,839
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.514% **, 6/25/2036	4,057,750	4,009,718
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 6.73% **, 4/28/2024	7,428	5,918
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	1,079,042	1,103,098
"A1", Series 2003-QS18, 5.0%, 9/25/2018	1,926,959	1,987,411
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,520,065	1,547,996
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,006,735	1,046,382
Vericrest Opportunity Loan Transferee, "A1", Series 2012-NL1A, 144A, 4.213%, 3/25/2049	205,800	206,217
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.458% **, 5/25/2035	7,846,882	7,784,241
"1A2", Series 2005-AR12, 2.472% **, 10/25/2035	624,447	625,682
"1A1", Series 2005-AR14, 2.536% **, 12/25/2035	2,113,706	2,110,005
"2A3", Series 2003-S6, 4.75%, 7/25/2018	1,288,833	1,331,389
"A9", Series 2003-S9, 5.25%, 10/25/2033	2,203,149	2,310,539
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018	3,185,674	3,252,204
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2004-3, 4.75%, 4/25/2019	5,043,524	5,187,093
"2A6", Series 2005-11, 5.5%, 11/25/2035	6,804,527	6,861,263
"A19", Series 2006-10, 6.0%, 8/25/2036	3,359,470	3,386,319

Total Collateralized Mortgage Obligations (Cost $107,518,911)		109,399,545
Government & Agency Obligations 26.7%
Other Government Related (b) 3.4%
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,504,450
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,772,549
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,440,488
Japan Finance Corp., 2.25%, 7/13/2016	10,000,000	10,526,270
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	5,000,000	5,312,440
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015 (a)	7,715,000	7,787,899
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,689,375

		61,033,471
Sovereign Bonds 2.3%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	9,380,000	10,115,814
Republic of Croatia, 144A, 6.25%, 4/27/2017	7,000,000	7,675,500
Republic of Indonesia:
144A, 7.25%, 4/20/2015	4,600,000	5,180,750
144A, 10.375%, 5/4/2014	6,000,000	6,690,000
Republic of Lithuania, 144A, 6.75%, 1/15/2015	5,000,000	5,494,750
Russian Federation, 144A, 3.25%, 4/4/2017	6,000,000	6,375,000

		41,531,814
U.S. Government Sponsored Agencies 4.1%
Federal Home Loan Bank:
0.375%, 1/29/2014	10,000,000	10,013,330
Series 1, 1.0%, 6/21/2017	14,220,000	14,385,641
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014	20,000,000	20,023,054
1.0%, 8/27/2014 (a)	30,000,000	30,345,375

		74,767,400
U.S. Treasury Obligations 16.9%
U.S. Treasury Bill, 0.11% ****, 3/7/2013 (c)	297,000	296,983
U.S. Treasury Notes:
0.75%, 6/15/2014 (d)	70,000,000	70,544,110
0.875%, 12/31/2016	185,000,000	187,543,750
0.875%, 1/31/2017	25,000,000	25,332,025
1.375%, 11/30/2015	20,000,000	20,587,500
1.875%, 6/30/2015	4,040,000	4,196,550

		308,500,918

Total Government & Agency Obligations (Cost $481,188,100)		485,833,603
Loan Participations and Assignments 7.1%
Senior Loans ** 4.1%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	980,000	927,732
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018	995,380	1,007,279
Asurion LLC:
First Lien Term Loan, 5.5%, 5/24/2018	738,095	746,631
Second Lien Term Loan, 5.5%, 5/24/2019	1,000,000	1,032,225
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017	962,500	973,087
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	987,500	988,734
Avaya, Inc.:
Term Loan B3, 4.812%, 10/26/2017	989,485	875,694
Term Loan B5, 8.0%, 3/30/2018	1,286,032	1,267,546
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017	466,250	449,931
Blue Coat Systems, Inc., Term Loan, 5.75%, 2/15/2018	498,750	502,805
Bombardier Recreational Products, Inc., Term Loan B3, 4.51%, 6/28/2016	1,000,000	1,005,785
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	1,350,722	1,357,476
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	992,487	1,008,615
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/23/2017	949,150	958,642
Centerplate, Inc., Term Loan B, 5.75%, 10/15/2018	1,000,000	1,006,250
Cenveo Corp., Term Loan B, 7.0%, 12/21/2016	406,233	409,280
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	1,000,000	1,002,940
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018	497,500	498,744
ClientLogic Corp., Term Loan, 7.097%, 1/30/2017	1,710,338	1,706,062
Coach America Holdings, Inc.:
First Lien Term Loan, 3.015%, 4/18/2014 *	634,954	35,716
Letter of Credit, 5.765%, 4/21/2014 *	128,634	7,236
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	2,000,000	2,027,500
CPG International, Inc., Term Loan, 5.75%, 9/18/2019	1,995,000	2,009,972
Crestwood Holdings LLC, Term Loan B, 9.75%, 3/26/2018	479,250	489,633
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	450,833	453,088
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019	1,000,000	1,033,125
DigitalGlobe, Inc., Term Loan B, 5.75%, 10/7/2018	990,000	994,955
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	496,206	497,602
Equipower Resources Holdings LLC, First Lien Term Loan, 5.5%, 12/21/2018	497,503	505,379
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019	962,102	978,939
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	498,750	501,451
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,234,375	1,240,547
Fairway Group Acquisition Co., Term Loan, 8.25%, 8/17/2018	997,500	1,007,475
First Data Corp.:
Term Loan B, 4.211%, 3/23/2018	2,014,431	1,920,468
Term Loan, 5.211%, 3/24/2017	152,818	150,478
Focus Brands, Inc.:
Term Loan B, 6.25%, 2/21/2018	448,468	451,831
Second Lien Term Loan, 10.25%, 8/21/2018	500,000	512,500
Frac Tech International LLC, Term Loan B, 8.5%, 5/6/2016	508,352	424,220
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	459,677	461,829
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	468,965	433,206
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019	1,000,000	1,004,220
IG Investment Holdings LLC, First Lien Term Loan, 6.0%, 10/31/2019	1,000,000	1,010,625
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018	496,250	502,314
Istar Financial, Inc., Term Loan, 5.75%, 9/28/2017	2,409,981	2,435,587
Kronos Worldwide, Inc., Term Loan B, 5.75%, 6/13/2018	487,500	493,594
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	1,838,621	1,832,305
Second Lien Term Loan, 10.5%, 12/20/2016	400,000	398,666
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	475,500	484,121
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	1,156,334	1,161,636
MModal, Inc., Term Loan B, 6.75%, 8/15/2019	498,764	481,307
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/31/2016	500,000	513,542
Monitronics International, Inc., Term Loan B, 5.5%, 3/23/2018	992,503	1,004,492
Nexeo Solutions LLC, Term Loan, 5.0%, 9/17/2017	500,000	491,878
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	964,286	988,996
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	496,250	500,282
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018	500,000	502,500
NPC International, Inc., Term Loan B, 4.5%, 12/1/2018	490,833	495,945
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	1,492,500	1,481,306
Oceania Cruises, Inc., Term Loan B, 5.063%, 4/27/2015	2,000,000	1,959,380
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 10/17/2018	744,375	751,681
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019	1,000,000	1,005,630
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	478,297	482,681
Rexnord Corp., Term Loan B, 4.5%, 4/2/2018	498,750	503,685
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018	1,496,250	1,515,709
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/13/2019	496,250	468,105
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	315,625	314,441
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018	1,000,000	1,012,085
Sheridan Production Partners I LLC:
Term Loan B2, 5.0%, 9/14/2019	1,644,080	1,661,548
Term Loan B2 I-A, 5.0%, 9/25/2019	217,854	220,169
Term Loan B2 I-M, 5.0%, 9/25/2019	133,067	134,480
Six3 Systems, Inc., Term Loan B, 7.0%, 10/4/2019	500,000	500,000
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	306,200	301,368
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	903,573	906,212
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/18/2018	498,750	504,777
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	2,115,385	2,124,650
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018	1,000,000	1,011,670
Tempur-Pedic International, Inc., Term Loan B, 4.01%, 12/12/2019	600,000	608,466
Terex Corp., Term Loan B, 4.5%, 4/28/2017	498,750	506,234
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	899,395	901,644
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018	994,950	949,560
Travelport LLC:
Term Delay Draw, 5.105%, 8/21/2015	687,244	663,620
Term Loan, 5.105%, 8/21/2015	703,070	678,902
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018	997,500	1,004,358
TriNet Group, Inc., Term Loan B, 6.5%, 10/15/2018	500,000	501,875
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	992,500	1,004,599
U.S. Airways Group, Inc., Term Loan, 2.712%, 3/21/2014	972,222	962,743
Vantage Specialty Chemicals, Inc., Term Loan B, 7.0%, 2/10/2018	992,500	999,944
WESCO Distribution, Inc., Term Loan B, 4.5%, 12/12/2019	500,000	503,542
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018	500,000	507,032
Zayo Group LLC, Term Loan B, 5.25%, 7/2/2019	498,747	505,605

		75,322,319
Sovereign Loans 3.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015	5,000,000	5,300,000
Bank of Moscow OJSC, 6.02%, 5/10/2017	3,500,000	3,557,050
Gazprom OAO, 144A, 8.125%, 7/31/2014	9,730,000	10,590,132
Novatek OAO, 144A, 5.326%, 2/3/2016	3,795,000	4,065,393
Rosneft Oil Co., 144A, 3.149%, 3/6/2017 (a)	6,000,000	6,090,000
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013	5,773,000	5,880,378
Russian Railways, 5.739%, 4/3/2017	6,500,000	7,280,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017	5,000,000	5,393,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017	5,000,000	5,405,000

		53,561,703

Total Loan Participations and Assignments (Cost $127,428,289)		128,884,022
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)	63,145	74,833
(Cost $63,115)
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	5,825	2,598
(Cost $0)

	Shares	Value ($)
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 0.20% (e) (f) (Cost $49,670,298)	49,670,298	49,670,298
Cash Equivalents 3.0%
Central Cash Management Fund, 0.15% (e) (Cost $54,675,716)	54,675,716	54,675,716

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,818,893,642) †	101.9	1,856,883,003
Other Assets and Liabilities, Net	(1.9)	(35,491,143)

Net Assets	100.0	1,821,391,860

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	3.015%	4/18/2014	634,954	USD	608,235	35,716
Coach America Holdings, Inc.*	5.765%	4/21/2014	128,634	USD	123,149	7,236
					731,384	42,952

*	Non-income producing security
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

***	These securities are shown at their current rate as of December 31, 2012.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,825,514,351.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $31,368,652.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,342,047 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,973,395.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $48,243,134, which is 2.6% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At December 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At December 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/20/2013	547	74,535,418	(606,941)
10 Year U.S. Treasury Note	USD	3/19/2013	194	25,759,563	(54,951)
Federal Republic of Germany Euro-Schatz	EUR	3/7/2013	785	114,863,669	101,651
United Kingdom Long Gilt Bond	GBP	3/26/2013	288	55,635,720	41,162
Total net unrealized depreciation					(519,079)

At December 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2013	433	55,450,016	(128,222)
10 Year Japanese Government Bond	JPY	3/11/2013	11	18,239,164	130,013
2 Year U.S. Treasury Note	USD	3/28/2013	573	126,328,594	(61,317)
5 Year U.S. Treasury Note	USD	3/28/2013	450	55,986,328	(9,666)
Federal Republic of Germany Euro-Bund	EUR	3/7/2013	396	76,126,103	(762,584)
Total net unrealized depreciation					(831,776)

At December 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2010 3/20/2016	10,000,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB-	14,785	(2,985)	17,770
9/20/2012 12/20/2017	17,800,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(1,524,420)	(2,210,931)	686,511
9/20/2012 12/20/2017	8,900,0003	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(762,211)	(1,000,359)	238,148
6/22/2009 9/20/2014	12,000,0004	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	921,197	(191,373)	1,112,570
Total unrealized appreciation					2,054,999

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At December 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/29/2009 7/1/2013	20,000,0003	Floating — LIBOR	Fixed — 2.71%	239,617	—	239,617
5/23/2013 5/23/2015	400,000,0002	Floating — LIBOR	Fixed — 0.83%	3,122,200	3,982	3,118,218
5/23/2013 5/23/2017	283,200,0002	Fixed — 1.23%	Floating — LIBOR	(5,451,770)	(108,093)	(5,343,677)
5/23/2013 5/23/2017	217,500,0004	Fixed — 1.23%	Floating — LIBOR	(4,187,005)	—	(4,187,005)
5/23/2013 5/23/2017	49,300,0005	Fixed — 1.23%	Floating — LIBOR	(949,055)	(12,984)	(936,071)
Total net unrealized depreciation					(7,108,918)

Counterparties:
1	Morgan Stanley
2	BNP Paribas
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	Bank of America
LIBOR: London Interbank Offered Rate

At December 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	21,881,291	CHF	20,060,000	1/25/2013	62,191	UBS AG
USD	12,364,883	GBP	7,620,000	1/25/2013	12,537	UBS AG
USD	8,393,950	NOK	46,990,000	1/25/2013	52,742	UBS AG
USD	14,618,052	SEK	97,190,000	1/25/2013	317,673	UBS AG
AUD	9,920,000	USD	10,317,990	1/25/2013	36,914	UBS AG
JPY	1,640,290,000	USD	19,052,536	1/25/2013	115,160	UBS AG
NZD	5,670,000	USD	4,735,628	1/25/2013	57,786	UBS AG
Total unrealized appreciation					655,003

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	14,061,211	AUD	13,360,000	1/25/2013	(214,923)	UBS AG
USD	18,660,119	CAD	18,440,000	1/25/2013	(131,956)	UBS AG
USD	40,036,916	JPY	3,354,620,000	1/25/2013	(1,307,362)	UBS AG
USD	11,958,623	NZD	14,190,000	1/25/2013	(251,645)	UBS AG
CHF	14,710,000	USD	16,087,052	1/25/2013	(4,106)	UBS AG
EUR	20,500,000	USD	27,012,993	1/25/2013	(52,148)	UBS AG
GBP	20,330,000	USD	32,875,621	1/25/2013	(147,074)	UBS AG
NOK	52,510,000	USD	9,346,077	1/25/2013	(92,862)	UBS AG
SEK	30,470,000	USD	4,579,373	1/25/2013	(103,121)	UBS AG
Total unrealized depreciation					(2,305,197)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$662,269,133	$—	$662,269,133
Mortgage-Backed Securities Pass-Throughs	—	71,832,631	—	71,832,631
Asset-Backed	—	85,129,559	8,675,379	93,804,938
Commercial Mortgage-Backed Securities	—	200,435,686	—	200,435,686
Collateralized Mortgage Obligations	—	109,399,545	—	109,399,545
Government & Agency Obligations	—	485,833,603	—	485,833,603
Loan Participations and Assignments	—	128,884,022	—	128,884,022
Convertible Bond	—	—	74,833	74,833
Warrants	—	—	2,598	2,598
Short-Term Investments(i)	104,346,014	—	—	104,346,014
Derivatives(j)
Futures Contracts	272,826	—	—	272,826
Credit Default Swap Contracts	—	2,054,999	—	2,054,999
Interest Rate Swap Contracts	—	3,357,835	—	3,357,835
Forward Foreign Currency Exchange Contracts	—	655,003	—	655,003
Total	$104,618,840	$1,749,852,016	$8,752,810	$1,863,223,666

Liabilities
Derivatives(j)
Futures Contracts	$(1,623,681)	$—	$—	$(1,623,681)
Interest Rate Swap Contracts	—	(10,466,753)	—	(10,466,753)
Forward Foreign Currency Exchange Contracts	—	(2,305,197)	—	(2,305,197)
Total	$(1,623,681)	$(12,771,950)	$—	$(14,395,631)

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$2,054,999	$—
Foreign Exchange Contracts	$—	$—	$(1,650,194)
Interest Rate Contracts	$(1,350,855)	$(7,108,918)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013